Equity - Disaggregation of Changes of Other Comprehensive Income by Each Type of Reserve in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	$ (4,388)	$ 15,882	$ (886)
Cumulative translation differences reclassified to profit or loss on liquidation of a subsidiary		248
Re-measuring gain (losses) on defined benefit plans	(328)	(618)	2
Net loss on available-for-sale financial assets		(64)	(82)
Changes in faire value of financial assets at fair value through other comprehensive income	(335)
Other comprehensive income/( loss) for the year, net of tax	(5,051)	15,448	(966)
Reserves including portion related to non-controlling interests [Member] | Re-measurement of defined benefit plans [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Re-measuring gain (losses) on defined benefit plans	(328)	(618)	2
Other comprehensive income/( loss) for the year, net of tax	(328)	(618)	2
Reserves including portion related to non-controlling interests [Member] | Available-for-sale reserve [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Reclassification on adoption of IFRS 9	(1,717)
Net loss on available-for-sale financial assets		(64)	(82)
Other comprehensive income/( loss) for the year, net of tax	(1,717)	(64)	(82)
Reserves including portion related to non-controlling interests [Member] | Financial assets at FVOCI reserve [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Reclassification on adoption of IFRS 9	1,717
Changes in faire value of financial assets at fair value through other comprehensive income	(335)
Other comprehensive income/( loss) for the year, net of tax	1,382
Reserves including portion related to non-controlling interests [Member] | Foreign currency translation reserve [Member]
Disclosure of analysis of other comprehensive income by item [Line Items]
Exchange difference on translation of foreign operations	(4,388)	15,882	(886)
Cumulative translation differences reclassified to profit or loss on liquidation of a subsidiary		248
Other comprehensive income/( loss) for the year, net of tax	$ (4,388)	$ 16,130	$ (886)